31. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 3) R$ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)		Dec. 31, 2018 BRL (R$)
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Unrealized gain/loss Carrying amount			R$ 2,360	R$ 922
Unrealized gain/loss fair value			2,949	1,691
TOTAL CURRENT			15,456	10,354	[1]	R$ 27,796
Non-current asset			R$ 2,426	1,456
Over the counter [member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Assets	[2]	US$ exchange variation + Rate (9.25% p.y.)	US$ exchange variation + Rate (9.25% p.y.)
Liability	[2]	Local currency + R$ 150.49% of CDI	Local currency + R$ 150.49% of CDI
Maturity period		Interest: Half-yearly Principal: Dec. 2024	Interest: Half-yearly Principal: Dec. 2024
Trade market		Over the counter	Over the counter
Unrealized gain/loss Carrying amount			R$ 1,772	814
Unrealized gain/loss fair value			R$ 2,110	1,235
Over the counter [member] | USD
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Notional amount | $	[3]	$ 1,000
Over the counter one [member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Assets	[2]	US$ exchange variation + Rate (9.25% p.y.)	US$ exchange variation + Rate (9.25% p.y.)
Liability	[2]	Local currency + R$125.52% of CDI	Local currency + R$125.52% of CDI
Maturity period		Interest: Half-yearly Principal: Dec. 2024	Interest: Half-yearly Principal: Dec. 2024
Trade market		Over the counter	Over the counter
Unrealized gain/loss Carrying amount			R$ 588	108
Unrealized gain/loss fair value			R$ 839	R$ 456
Over the counter one [member] | USD
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Notional amount | $	[3]	$ 500

[1]	See note 2.8.
[2]	For the US$1 billion Eurobond issued on December 2017 (i) for the principal, a call spread was contracted, with floor at R$ 3.25/US$ and ceiling at R$ 5.00/US$ and (ii) a swap was contracted for the total interest, for a coupon of 9.25% p.a. at an average rate equivalent to 150.49% of the CDI. For the additional US$500 issuance of the same Eurobond issued on July 2018 (1) a call spread was contracted for the principal, with floor at R$ 3.85/US$ and ceiling at R$ 5.00/US$ and (2) a swap was contracted for the interest, resulting in a coupon of 9.25% p.a. with an average rate equivalent to 125.52% of the CDI rate The upper limit for the exchange rate in the hedge instrument contracted by the Company for the principal of the Eurobonds is R$ 5.00/US$. The instrument matures in December 2024. If the USD/BRL exchange rate is still over R$ 5.00 in December 2024, the company will disburse, on that date, the difference between the upper limit of the protection range and the spot dollar on that date. The Company is monitoring the possible risks and impacts associated with the dollar being valued above R$ 5.00, and assessing various strategies for mitigating the foreign exchange risk up to the maturity date of the transaction. The hedge instrument fully protects the payment of six-monthly interest, independently of the USD/BRL exchange rate.
[3]	In millions of US$.